Prepayments, deposits and other assets - Summary of Prepayments, deposits and other assets (Detail) - CNY (¥) ¥ in Millions	Jun. 30, 2026	Dec. 31, 2025
Included in non-current assets
Prepaid content royalties	¥ 359	¥ 267
Others	86	98
Prepayments, deposits and other assets	445	365
Included in current assets
Prepaid content royalties	2,445	2,117
Interest receivables	719	840
Prepaid promotion and other expenses	921	756
Prepaid vendors deposits and other receivables	383	198
Value-added tax recoverable	226	98
Others	3	96
Prepayments, deposits and other assets	4,745	4,183
Tencent
Included in current assets
Receivable from Tencent (Note 27(b))	¥ 48	¥ 78